Change In Allowances (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowances for doubtful accounts
Balance, beginning of year		$ 645	$ 598	$ 723
Additions (reversals) charged to expense, net		1,164	47	(125)
Write-offs		(192)
Balance, end of year		$ 1,617	645	598
Balance, beginning of year	[1]		$ 1,432	1,624
Additions charged to expense, net	[1]			3,093
Actual sales return and discount	[1]			(3,285)
Balance, end of year	[1]			$ 1,432

[1]	As of January 1, 2018, the Company has adopted the new revenue recognition standard (ASC 606). Allowance for sales returns and discounts for the year ended December 31, 2018 has been adjusted to reflect these changes in accounting policies, see Note 2 summary of significant accounting policies.